Cover Page	Jun. 01, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 01, 2020
Entity Registrant Name	HEALTHCARE TRUST OF AMERICA, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35568
Entity Tax Identification Number	20-4738467
Entity Address, Address Line One	16435 N. Scottsdale Road, Suite 320,
Entity Address, City or Town	Scottsdale,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	(480)
Local Phone Number	998-3478
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	HTA
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001360604
Amendment Flag	false
Healthcare Trust of America Holdings, LP
Entity Information [Line Items]
Document Period End Date	Jun. 01, 2020
Entity Registrant Name	HEALTHCARE TRUST OF AMERICA HOLDINGS, LP
Entity Incorporation, State or Country Code	DE
Entity File Number	333-190916
Entity Tax Identification Number	20-4738347
Entity Emerging Growth Company	false
Entity Central Index Key	0001495491
Amendment Flag	false